Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Components Of Other Operating Cost And Expense Line Items
Foreign exchange gains (losses), net	$ 49,244	$ (121,990)	$ 23,900
Gains (Losses) on disposal of property, plant and equipment	(37,094)	11,322	463,358
Impairment of property, plant and equipment	(7,907)	(159,209)
Rental income from third parties	957,409	1,292,903	177,556
Management fee received from a third party	52,297	77,944
Reversal of (Accrual for) potential tax surcharge, net	(119,873)	130,328	(60,622)
Government grants	1,044,683	837,656	443,468
Sale of scrap materials	128,037	533	213,718
Others	79,312	311,388	310,201
Other income (expenses), net	2,146,108	436,304	1,571,579
Property, Plant and Equipment [Member]
Components Of Other Operating Cost And Expense Line Items
Impairment of property, plant and equipment	$ (7,907)	$ (2,103,780)	$ 0